Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, gross	$ 1,368,417	$ 1,158,243
Less: accumulated amortization	(467,382)	(64,347)
Intangible assets, net	$ 901,035	$ 1,093,896